Commitments and Contingencies - Additional Information - Daewoo Shipbuilding (Detail) (USD $)			6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Daewoo Shipbuilding [Member] Liquefied Natural Gas [Member] m3 Vessel	Jun. 30, 2014 2017 [Member] Daewoo Shipbuilding [Member] Liquefied Natural Gas [Member] Vessel	Jun. 30, 2014 2016 [Member] Daewoo Shipbuilding [Member] Liquefied Natural Gas [Member] Vessel
Long-term Purchase Commitment [Line Items]
Number of vessels			5	3	2
Volume of vessels			173,400
Cost of construction			$ 1,050,000,000
Payments made to commitments	117,778,000	97,207,000	117,778,000
Remaining payments required to be made under newbuilding contracts in 2014			71,200,000
Remaining payments required to be made under newbuilding contracts in 2015			137,700,000
Remaining payments required to be made under newbuilding contracts in 2016			296,900,000
Remaining payments required to be made under newbuilding contracts in 2017			$ 426,400,000
Operating lease arrangement period, lessor			5 years